Equity (Tables)	6 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of warrants
	Number of shares	Weighted average life

Balance of warrants outstanding as of December 31, 2022	32,089,918	5 years